Schedule of payments for lease obligations (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Lease Obligations
Principal payments	$ 86	$ 98
Interest payments	12	7
Short-term lease payments	61	74
Payments for lease obligations	$ 159	$ 179